COMMITMENTS AND CONTINGENCIES (Details) - The future minimum lease payments related to the Gibraltar Sublease are as follows: - Gibraltar Sublease [Member]	Dec. 31, 2019 USD ($)
COMMITMENTS AND CONTINGENCIES (Details) - The future minimum lease payments related to the Gibraltar Sublease are as follows: [Line Items]
2020	$ 342,924
2021	$ 57,154